Acquisitions (Details) (CNY)	12 Months Ended						4 Months Ended	12 Months Ended			1 Months Ended			4 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 P&C segment	Dec. 31, 2011 P&C segment	Aug. 31, 2011 P&C segment	Dec. 31, 2011 Huajie P&C segment	Dec. 31, 2011 Huajie P&C segment	Dec. 31, 2010 Huajie P&C segment	Aug. 31, 2011 Huajie P&C segment	Aug. 31, 2011 Huajie P&C segment Customer relationship Y	Aug. 31, 2011 Huajie P&C segment Non-compete agreement Y	Aug. 31, 2011 Huajie P&C segment Agency agreement Y	Dec. 31, 2011 Zhongxin P&C segment	Dec. 31, 2011 Zhongxin P&C segment	Dec. 31, 2010 Zhongxin P&C segment	Aug. 31, 2011 Zhongxin P&C segment	Aug. 31, 2011 Zhongxin P&C segment Customer relationship Y	Aug. 31, 2011 Zhongxin P&C segment Non-compete agreement Y	Aug. 31, 2011 Zhongxin P&C segment Agency agreement Y	Jan. 31, 2010 Fanlian P&C segment	Dec. 31, 2011 Fanlian P&C segment	Dec. 31, 2010 Fanlian P&C segment	Dec. 31, 2009 Fanlian P&C segment	Jan. 02, 2010 Fanlian P&C segment	Jan. 02, 2010 Fanlian P&C segment Customer relationship	Jan. 31, 2010 Fanlian P&C segment Customer relationship Minimum Y	Jan. 31, 2010 Fanlian P&C segment Customer relationship Maximum Y	Jan. 02, 2010 Fanlian P&C segment Non-compete agreement	Jan. 31, 2010 Fanlian P&C segment Non-compete agreement Minimum Y	Jan. 31, 2010 Fanlian P&C segment Non-compete agreement Maximum Y	Jan. 02, 2010 Fanlian P&C segment Agency agreement	Apr. 30, 2010 Fanlian P&C segment Agency agreement Minimum Y	Jan. 31, 2010 Fanlian P&C segment Agency agreement Minimum Y	Jan. 31, 2010 Fanlian P&C segment Agency agreement Maximum Y	Apr. 30, 2010 Mintai P&C segment	Dec. 31, 2011 Mintai P&C segment	Dec. 31, 2010 Mintai P&C segment	Dec. 31, 2009 Mintai P&C segment	Apr. 01, 2010 Mintai P&C segment	Apr. 01, 2010 Mintai P&C segment Customer relationship	Apr. 30, 2010 Mintai P&C segment Customer relationship Minimum Y	Apr. 30, 2010 Mintai P&C segment Customer relationship Maximum Y	Apr. 01, 2010 Mintai P&C segment Non-compete agreement	Apr. 30, 2010 Mintai P&C segment Non-compete agreement Minimum Y	Apr. 30, 2010 Mintai P&C segment Non-compete agreement Maximum Y	Apr. 01, 2010 Mintai P&C segment Agency agreement	Apr. 30, 2010 Mintai P&C segment Agency agreement Minimum Y	Apr. 30, 2010 Mintai P&C segment Agency agreement Maximum Y	Apr. 30, 2010 Baolian P&C segment	Dec. 31, 2011 Baolian P&C segment	Dec. 31, 2010 Baolian P&C segment	Dec. 31, 2009 Baolian P&C segment	Apr. 01, 2010 Baolian P&C segment	Apr. 01, 2010 Baolian P&C segment Customer relationship	Apr. 30, 2010 Baolian P&C segment Customer relationship Minimum Y	Apr. 30, 2010 Baolian P&C segment Customer relationship Maximum Y	Apr. 01, 2010 Baolian P&C segment Non-compete agreement	Apr. 30, 2010 Baolian P&C segment Non-compete agreement Minimum Y	Apr. 30, 2010 Baolian P&C segment Non-compete agreement Maximum Y	Apr. 01, 2010 Baolian P&C segment Agency agreement	Apr. 30, 2010 Baolian P&C segment Agency agreement Minimum Y	Apr. 30, 2010 Baolian P&C segment Agency agreement Maximum Y	Oct. 31, 2010 Fangda P&C segment	Dec. 31, 2011 Fangda P&C segment	Dec. 31, 2010 Fangda P&C segment	Dec. 31, 2009 Fangda P&C segment	Oct. 01, 2010 Fangda P&C segment	Oct. 01, 2010 Fangda P&C segment Customer relationship	Oct. 31, 2010 Fangda P&C segment Customer relationship Minimum Y	Oct. 31, 2010 Fangda P&C segment Customer relationship Maximum Y	Oct. 01, 2010 Fangda P&C segment Non-compete agreement	Oct. 31, 2010 Fangda P&C segment Non-compete agreement Minimum Y	Oct. 31, 2010 Fangda P&C segment Non-compete agreement Maximum Y	Oct. 01, 2010 Fangda P&C segment Agency agreement	Oct. 31, 2010 Fangda P&C segment Agency agreement Minimum Y	Oct. 31, 2010 Fangda P&C segment Agency agreement Maximum Y	Dec. 31, 2010 Inscom P&C segment	Dec. 31, 2009 Inscom P&C segment	Nov. 01, 2010 Inscom P&C segment	Nov. 01, 2010 Inscom P&C segment Customer relationship	Nov. 30, 2010 Inscom P&C segment Customer relationship Minimum Y	Nov. 30, 2010 Inscom P&C segment Customer relationship Maximum Y	Nov. 01, 2010 Inscom P&C segment Agency agreement	Nov. 30, 2010 Inscom P&C segment Agency agreement Minimum Y	Nov. 30, 2010 Inscom P&C segment Agency agreement Maximum Y	Nov. 30, 2010 Inscom P&C segment Trade name Y	Nov. 01, 2010 Inscom P&C segment Trade name	Nov. 01, 2010 Inscom P&C segment System and Software	Nov. 30, 2010 Inscom P&C segment System and Software Minimum Y	Nov. 30, 2010 Inscom P&C segment System and Software Maximum Y	Dec. 31, 2009 Litian Y
Acquisitions
Equity interests after additional acquisition (as a percent)										100.00%							100.00%								51.00%															51.00%														51.00%														51.00%												65.10%												100.00%
Cash consideration					50,000,000					25,000,000							25,000,000								52,000,000															90,000,000														60,000,000														40,000,000												84,000,000
Fair value of contingent arrangements							0	0						0	0
Estimated fair value for major classes of assets acquired and liabilities assumed
Net tangible assets acquired										55,000							888,000								3,265,000															2,632,000														(411,000)														2,382,000												10,044,000
Intangible assets										4,840,000							5,389,000								20,880,000															17,850,000														12,760,000														12,111,000												17,680,000												9,007,000
Goodwill						41,274,000				21,204,000							20,070,000								95,185,000															173,608,000														117,093,000														64,500,000												98,076,000
Deferred tax assets										111,000																														92,000														228,000														155,000
Deferred tax liabilities										(1,210,000)							(1,347,000)								(5,220,000)															(4,462,000)														(3,190,000)														(3,028,000)												(4,420,000)
Total consideration																									114,110,000															189,720,000														126,480,000														76,120,000												121,380,000												2
Acquired intangible assets
Useful life of acquired intangible assets (in years)	4.7										5.3	3.0	5.3					5.3	3.0	5.3							5.8	6.25		5.8	6.25		5.8	5.8	6.25							5.8	6.25		5.8	6.25		5.8	6.25							5.8	6.25		5.8	6.25		5.8	6.25							5.8	6.25		5.8	6.25		5.8	6.25					5.8	6.25		5.8	6.25	9.4			5.0	10.0
Fair Value Acquired										4,840,000	2,860,000	1,460,000	520,000				5,389,000	3,490,000	1,379,000	520,000					20,880,000	13,360,000			6,640,000			880,000								17,850,000	490,000			16,880,000			480,000							12,760,000	2,300,000			10,020,000			440,000							12,111,000	4,910,000			6,311,000			890,000					17,680,000	3,210,000			590,000				8,140,000	5,740,000
Unaudited pro forma information
Pro forma net revenues								1,522,665,000	1,239,194,000						1,524,763,000	1,241,235,000							1,485,029,000	1,180,577,000														1,485,639,000	1,154,934,000													1,486,220,000	1,157,672,000													1,492,002,000	1,158,969,000											1,490,068,000	1,169,207,000
Pro forma income (loss) from operations								(749,337,000)	393,008,000						(749,143,000)	393,293,000							431,616,000	322,981,000														430,649,000	322,948,000													430,684,000	323,474,000													430,148,000	323,819,000											426,688,000	328,576,000
Pro forma net income (loss)								(299,904,000)	421,072,000						(299,579,000)	421,381,000							422,309,000	299,775,000														421,817,000	299,494,000													421,714,000	299,474,000													421,738,000	299,661,000											415,734,000	304,225,000
Pro forma net income (loss) per share								(0.2991)	0.4395						(0.2987)	0.4398							0.4408	0.3285														0.4403	0.3282													0.4402	0.3282													0.4402	0.3284											0.4339	0.3334
Net revenue included in the Group's consolidated income statement							5,364,000							8,046,000
Earnings included in the Group's consolidated income statement							365,000							465,000
Additional equity interest acquired (as a percent)																					41.00%															41.00%														41.00%														46.00%
Equity interest prior to additional acquisition (as a percent)																									10.00%															10.00%														10.00%														5.00%
Cash consideration					50,000,000					25,000,000							25,000,000								52,000,000															90,000,000														60,000,000														40,000,000												84,000,000
Equity interest after additional acquisition (as a percent)										100.00%							100.00%								51.00%															51.00%														51.00%														51.00%												65.10%												100.00%
Equity interest agreed to be transferred by selling shareholders on failure to meet performance target (as a percent)																						5.00%															5.00%														5.00%														5.00%
Transfer price of equity interest by selling shareholders on failure to meet performance target																						1															1														1														1
Amount agreed to be returned by selling shareholders on failure to meet performance target																						9,000,000															13,500,000														9,000,000														15,000,000
Estimated fair value for the acquirees assumed at the date of acquisition
Cash consideration for controlling interest					50,000,000					25,000,000							25,000,000								52,000,000															90,000,000														60,000,000														40,000,000												84,000,000
Fair value of previously held equity interest																									10,530,000															16,900,000														11,270,000														3,344,000
Fair value of noncontrolling interests																									51,580,000															82,820,000														55,210,000														32,776,000												37,380,000
Total consideration																									114,110,000															189,720,000														126,480,000														76,120,000												121,380,000												2
Investment income representing gains from re-measuring equity interests formerly held		41,244,000	18,905,000	41,244,000
PRC income tax exemption period (in years)	2																																																																																											2
Percentage of tax reduction	50.00%																																																																																											50.00%
Partial tax reduction period (in years)	3																																																																																											3
Estimated fair value of liabilities acquired assumed at the date of acquisition																																																																																												9,007,000